Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-39001
Entity Registrant Name	Blue Hat Interactive Entertainment Technology
Entity Central Index Key	0001759136
Entity Incorporation, State or Country Code	E9
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	38,553,694